August 14, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Sector Funds (Invesco Sector Funds)	0000725781	July 7, 2014
American Century Mutual Funds, Inc.	0000100334	June 27, 2014
Aston Funds	0000912036	July 1, 2014
BlackRock Global Allocation Fund, Inc.	0000834237	July 1, 2014
Calamos Investment Trust	0000826732	June 20, 2014
DFA Investment Dimensions Group, Inc.	0000355437	July 9, 2014
Fidelity Advisor Series VIII	0000729218	June 23, 2014
Goldman Sachs Trust	0000822977	June 30, 2014
Legg Mason Partners Equity Trust	0000880366	June 23, 2014
Neuberger Berman Income Funds	0000723620	July 2, 2014
Prudential Jennison Natural Resources Fund, Inc.	0000816753	June 26, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President,Associate General Counsel
   And Assistant Secretary
Security Benefit Life Insurance Company